File No. 333-26513
811-08211

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

(Check appropriate box or boxes.)

Dreyfus Institutional Preferred Money Market Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on May 26, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A for Dreyfus Institutional Preferred Money Market Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until May 26, 2016, the effectiveness of Post-Effective Amendment No. 32 ("PEA No. 32"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-16-001247 on March 24, 2016. Since no other changes are intended to be made to PEA No. 32 by means of this filing, Parts A, B and C of PEA No. 32 are incorporated herein by reference.
PART A – PROSPECTUSES
The Prospectuses for Dreyfus Institutional Preferred Money Market Fund – Administrative Shares and Dreyfus Institutional Preferred Money Market Fund – Participant Shares are incorporated herein by reference to Part A of PEA No. 32.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for Dreyfus Institutional Preferred Money Market Fund – Administrative Shares and Dreyfus Institutional Preferred Money Market Fund – Participant Shares is incorporated herein by reference to Part B of PEA No. 32.
PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 32.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd day of May, 2016.

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	5/23/16
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	5/23/16
James Windels
	/s/ Joseph S. DiMartino*	Chairman of the Board	5/23/16
Joseph S. DiMartino
	/s/ Francine J. Bovich*	Board Member	5/23/16
Francine J. Bovich
	/s/ J. Charles Cardona*	Board Member	5/23/16
J. Charles Cardona
	/s/ Gordon J. Davis*	Board Member	5/23/16
Gordon J. Davis
	/s/ Isabel P. Dunst*	Board Member	5/23/16
Isabel P. Dunst
	/s/ Robin A. Melvin*	Board Member	5/23/16
Robin A. Melvin
	/s/ Nathan Leventhal*	Board Member	5/23/16
Nathan Leventhal
	/s/ Roslyn M. Watson*	Board Member	5/23/16
Roslyn M. Watson
	/s/ Benaree Pratt Wiley*	Board Member	5/23/16
Benaree Pratt Wiley

*BY:	/s/ Maureen E. Kane
Maureen E. Kane Attorney-in-Fact